Property, Plant and Equipment, net (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Property, plant and equipment
Plant modernization and other capital costs	$ 218,100,000		$ 108,500,000	$ 728,200,000		$ 222,800,000	$ 416,800,000		$ 38,600,000
Capitalized interest related to plant modernization and other capitalized costs	22,200,000		3,100,000	35,500,000		3,800,000
Capital expenditure on accrual basis	185,500,000		102,200,000	664,100,000		208,200,000
Property, plant and equipment at cost	1,400,727,000			1,400,727,000			584,865,000		104,226,000
Less accumulated depreciation	(37,283,000)			(37,283,000)			(23,237,000)		(10,260,000)
Property, plant and equipment, net	1,363,444,000			1,363,444,000			561,628,000		93,966,000
Land
Property, plant and equipment
Property, plant and equipment at cost	12,292,000			12,292,000			11,059,000		800,000
Land improvements
Property, plant and equipment
Property, plant and equipment at cost	63,268,000			63,268,000			15,748,000		15,415,000
Buildings and improvements
Property, plant and equipment
Property, plant and equipment at cost	112,182,000			112,182,000			23,677,000		6,892,000
Plant and equipment
Property, plant and equipment
Property, plant and equipment at cost	157,970,000			157,970,000			68,441,000		19,560,000
Vehicles
Property, plant and equipment
Property, plant and equipment at cost	2,526,000			2,526,000			1,235,000		1,049,000
Computer software
Property, plant and equipment
Property, plant and equipment at cost	5,067,000			5,067,000			3,002,000		1,563,000
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment at cost	733,000			733,000			464,000		170,000
Construction in progress
Property, plant and equipment
Property, plant and equipment at cost	1,006,632,000	[1]		1,006,632,000	[1]		436,547,000	[1]	34,809,000
Capital Leases
Property, plant and equipment
Property, plant and equipment at cost	15,658,000			15,658,000			0
Mineral properties
Property, plant and equipment
Property, plant and equipment at cost	$ 24,399,000			$ 24,399,000			$ 24,692,000		$ 23,968,000

[1]	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.